Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Summary of Company's Net Loss Before Income Tax Provision
The table below summarizes the Company’s net loss before income tax provision for the years ended December 31, 2024 and 2023 (in thousands):

	2024	2023
Domestic	$(12,978)	$(13,316)
Foreign	—	—
Net loss before provision for income taxes	$(12,978)	$(13,316)

Reconciliation of Total Income Tax Provision
A reconciliation of the total income tax provision tax rate to the statutory federal income tax rates of 21.0% for the years ended December 31, 2024 and 2023, respectively, is as follows:

	2024	2023
Income tax expense (benefit) at federal statutory rate	(21.0)%	(21.0)%
Change in valuation allowance	23.8%	25.5%
Income tax benefit at state statutory rate	(0.3)%	(0.2)%
Share-based compensation	0.9%	1.0%
Warrants	(2.6)%	—
NOLs expiring and adjustments to NOL	(0.1)%	(0.1)%
Research credit	(0.7)%	(5.1)%
Return to provision	—	(0.1)%

	(0.0)%	0.0%

Deferred Tax Assets and Liabilities
The tax effects of temporary differences that give rise to significant portions of our deferred tax assets and deferred tax liabilities as of December 31, 2024 and 2023 are as follows (in thousands):

	2024	2023
Deferred tax assets:
Accrued expenses	$249	$269
Share-based compensation	94	99
Net operating loss carryforwards	15,412	13,397
Income tax credit carryforwards	1,725	1,630
Property and equipment, net	218	154
Intangible assets	730	685
Capitalized R&D	3,949	2,842

	2024	2023
Other, net	213	453
Total deferred tax assets	22,590	19,529
Valuation allowance	(22,575)	(19,486)

Total deferred tax assets, net of allowance	15	43

Deferred tax liabilities:
Other	(15)	(43)

Total deferred tax liability	(15)	(43)

Net deferred tax assets (liability)	$—	$—

Unrecognized Tax Benefits Activity
Following is a tabular reconciliation of the unrecognized tax benefits activity during the years ended December 31, 2024 and 2023 (in thousands):

	2024	2023
Unrecognized Tax Benefits – Beginning	$408	$209
Gross decreases – tax positions in prior period	(5)	(16)
Gross increase – current-period tax positions	21	215

Unrecognized Tax Benefits – Ending	$424	$408